INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Patents	Sep. 30, 2012 Patents	Dec. 31, 2012 Patents	Dec. 31, 2011 Patents	Dec. 31, 2011 Domains
Intangible Assets
Intangible assets, gross			$ 3,563,541		$ 3,553,651	$ 157,865	$ 440
Accumulated Amortization		(10,397)
Patents		147,908	3,161,773		3,418,621
Amortization expense	0	7,558	266,738	55,288
Impairment losses	$ 0	$ 147,908